PREFERRED LIMITED PARTNERS' EQUITY - Summary of Preferred Limited Partners' Equity (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CAD ($) shares	Dec. 31, 2021 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	308,051,190		308,051,190		308,051,190
Preferred limited partners' equity	$ 760		$ 760			$ 881
Preferred limited partners' equity
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	38,000,000.00		38,000,000.00		38,000,000.00
Distributions declared for the six months ended June 30	$ 12	$ 15	$ 23	$ 29
Preferred limited partners' equity	$ 760		$ 760			881
Series 5 (C$72)
Disclosure of classes of share capital [line items]
Face amount					$ 72
Number of shares outstanding (in shares) | shares	0		0		0
Cumulative distribution rate (%)			5.59%
Earliest permitted redemption date			April 2018
Distributions declared for the six months ended June 30			$ 0	2
Preferred limited partners' equity	$ 0		$ 0			49
Series 7 (C$175)
Disclosure of classes of share capital [line items]
Face amount					$ 175
Number of shares outstanding (in shares) | shares	7,000,000.00		7,000,000.00		7,000,000.00
Cumulative distribution rate (%)			5.50%
Earliest permitted redemption date			January 2026
Distributions declared for the six months ended June 30			$ 4	4
Preferred limited partners' equity	$ 128		$ 128			128
Series 9 (C$200)
Disclosure of classes of share capital [line items]
Face amount					$ 200
Number of shares outstanding (in shares) | shares	0		0		0
Cumulative distribution rate (%)			5.75%
Earliest permitted redemption date			July 2021
Distributions declared for the six months ended June 30			$ 0	5
Preferred limited partners' equity	$ 0		$ 0			0
Series 11 (C$250)
Disclosure of classes of share capital [line items]
Face amount					$ 250
Number of shares outstanding (in shares) | shares	0		0		0
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			April 2022
Distributions declared for the six months ended June 30			$ 3	5
Preferred limited partners' equity	$ 0		$ 0			187
Series 13 (C$250)
Disclosure of classes of share capital [line items]
Face amount					$ 250
Number of shares outstanding (in shares) | shares	10,000,000.00		10,000,000.00		10,000,000.00
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			April 2023
Distributions declared for the six months ended June 30			$ 5	5
Preferred limited partners' equity	$ 196		$ 196			196
Series 15 (C$175)
Disclosure of classes of share capital [line items]
Face amount					$ 175
Number of shares outstanding (in shares) | shares	7,000,000.00		7,000,000.00		7,000,000.00
Cumulative distribution rate (%)			5.75%
Earliest permitted redemption date			April 2024
Distributions declared for the six months ended June 30			$ 4	4
Preferred limited partners' equity	$ 126		$ 126			126
Series 17 ($200)
Disclosure of classes of share capital [line items]
Face amount					$ 200
Number of shares outstanding (in shares) | shares	8,000,000.00		8,000,000.00		8,000,000.00
Cumulative distribution rate (%)			5.25%
Earliest permitted redemption date			March 2025
Distributions declared for the six months ended June 30			$ 5	4
Preferred limited partners' equity	$ 195		$ 195			195
Series 18 (C$150)
Disclosure of classes of share capital [line items]
Face amount					$ 150
Number of shares outstanding (in shares) | shares	6,000,000.00		6,000,000.00		6,000,000.00
Cumulative distribution rate (%)			5.50%
Earliest permitted redemption date			April 2027
Distributions declared for the six months ended June 30			$ 2	$ 0
Preferred limited partners' equity	$ 115		$ 115			$ 0